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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 9/30/06
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Haverford Financial Services, Inc.
                 ----------------------------------
   Address:      Three Radnor Corporate Center
                 ----------------------------------
                 Suite 450
                 ----------------------------------
                 Radnor, PA  19087-4546
                 ----------------------------------

Form 13F File Number: 28-11678
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   610-995-8726
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Eric Drossner              Radnor, PA         11/6/06
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                          NONE
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                        --------------------

Form 13F Information Table Entry Total:              35
                                        --------------------

Form 13F Information Table Value Total:     $92,653,309
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

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HAVERFORD FINANCIAL SERVICES
DISCRETIONARY OWNERSHIP FOR 13F
As of: 9/30/2006

(ITEM 1)                (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)           (ITEM 6)        (ITEM 7)          (ITEM 8)
------------------------- -------------- --------- ---------- ---------------------- ---------- -------- -------------------------
                                                                        INVESTMENT DISCRETION            VOTING AUTHORITY (SHARES)
                                                                        ----------------------          --------------------------
NAME                    TITLE                    FAIR        SHARES OR                  SHARED
OF                      OF         CUSIP         MARKET      PRINCIPAL  SOLE  SHARED    OTHER            SOLE     SHARED    NONE
ISSUER                  CLASS      NUMBER        VALUE       AMOUNT     (A)   (B)       (C)       MGR     (A)      (B)       (C)
----------------------- ---------  ---------  ----------     --------- ----- ------ ---------- -------- --------- ------   -------
3M CO COM               COMMON     88579Y101   2,075,648        27,891 X            X                     22,700       0    5,191
ABBOTT LABS             COMMON     002824100   2,943,562        60,617 X            X                     46,768       0   13,849
AFLAC INC COM           COMMON     001055102   2,480,467        54,206 X            X                     41,809       0   12,397
ALLERGAN INC COM        COMMON     018490102     226,909         2,015 X                                   2,015       0        0
AMERICAN EXPRESS CO     COMMON     025816109   1,809,141        32,260 X            X                     24,988       0    7,272
AMERICAN INTL GROUP I   COMMON     026874107   3,549,082        53,563 X            X                     41,309       0   12,254
AUTOMATIC DATA PROCES   COMMON     053015103   2,712,393        57,296 X            X                     44,184       0   13,112
BANK AMER CORP COM      COMMON     060505104     203,566         3,800 X                                   3,800       0        0
BECTON DICKINSON & CO   COMMON     075887109   2,772,031        39,225 X            X                     29,856       0    9,369
BIOMET INC              COMMON     090613100   1,827,813        56,782 X            X                     43,096       0   13,686
CAPITAL ONE FINL CORP   COMMON     14040H105     277,198         3,524 X                                   3,297       0      227
CITIGROUP INC COM       COMMON     172967101   3,983,435        80,198 X            X                     62,461       0   17,737
COCA COLA CO            COMMON     191216100   1,906,334        42,666 X            X                     33,496       0    9,170
COLGATE PALMOLIVE CO    COMMON     194162103   2,853,557        45,951 X            X                     35,983       0    9,968
EXXON MOBIL CORP COM    COMMON     30231G102   4,780,324        71,242 X            X                     58,608       0   12,634
GENERAL ELEC CO         COMMON     369604103   5,102,865       144,557 X            X                    113,941       0   30,616
HARLEY DAVIDSON INC C   COMMON     412822108     216,362         3,448 X                                   3,448       0        0
HOME DEPOT INC COM      COMMON     437076102   3,261,652        89,927 X            X                     69,281       0   20,646
INTEL CORP COM          COMMON     458140100   3,683,292       179,061 X            X                    136,524       0   42,537
JOHNSON CTLS INC COM    COMMON     478366107   2,004,846        27,946 X            X                     21,722       0    6,224
JOHNSON & JOHNSON       COMMON     478160104   4,018,487        61,880 X            X                     46,511       0   15,369
LOWES COS INC COM       COMMON     548661107   3,285,237       117,079 X            X                     91,286       0   25,793
MCGRAW-HILL COMPANIES   COMMON     580645109   2,037,317        35,108 X            X                     27,741       0    7,367
MEDTRONIC INC COM       COMMON     585055106   3,024,777        65,133 X            X                     49,630       0   15,503
MICROSOFT               COMMON     594918104   4,818,728       176,188 X            X                    134,111       0   42,077
NOVARTIS AG SPONSORED   COMMON     66987V109   4,093,079        70,039 X            X                     52,197       0   17,842
PEPSICO INC             COMMON     713448108   3,452,069        52,897 X            X                     41,277       0   11,620
PROCTER & GAMBLE COMP   COMMON     742718109   3,456,713        55,771 X            X                     44,198       0   11,573
QUALCOMM INC COM        COMMON     747525103     218,209         6,003 X                                   6,003       0        0
SLM CORP COM            COMMON     78442P106   2,240,494        43,103 X            X                     31,400       0   11,703
SYSCO CORP COM          COMMON     871829107   2,803,712        83,818 X            X                     64,233       0   19,585
TARGET CORP COM         COMMON     87612E106   2,035,008        36,833 X            X                     28,411       0    8,422
UNITED PARCEL SVC INC   COMMON     911312106   2,342,151        32,557 X            X                     25,404       0    7,153
WAL MART STORES INC     COMMON     931142103   3,100,726        62,870 X            X                     48,364       0   14,506
WELLS FARGO & CO COM    COMMON     949746101   3,056,125        84,470 X            X                     66,667       0   17,803